PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

14)	PROPERTY AND EQUIPMENT

a)	Composition of property and equipment by class

	R$ thousands
	Depreciation rate	Cost	Accumulated depreciation	Carrying amount
Buildings	4%	4,483,554	(1,609,574)	2,873,980
Land	-	857,826	-	857,826
Installations, property and equipment for use	10%	5,896,736	(2,949,984)	2,946,752
Security and communication systems	10% to 20%	387,701	(262,853)	124,848
Data processing systems	20% to 40%	7,699,621	(5,290,697)	2,408,924
Transportation systems	10% to 20%	338,092	(144,931)	193,161
Balance on December 31, 2025 (1) (2)		19,663,530	(10,258,039)	9,405,491

Buildings	4%	8,251,334	(5,391,615)	2,859,719
Land	-	871,952	-	871,952
Installations, property and equipment for use	10%	5,573,061	(2,866,228)	2,706,833
Security and communication systems	10% to 20%	386,802	(267,132)	119,670
Data processing systems	20% to 40%	13,641,163	(10,208,530)	3,432,633
Transportation systems	10% to 20%	367,431	(137,794)	229,637
Balance on December 31, 2024 (1)		29,091,743	(18,871,299)	10,220,444
(1)	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16; and
(2)	In 2025, fully depreciated assets were derecognised.

The Organization enters into lease agreements as a lessee, primarily, for data processing and property and equipment, which are recorded as buildings and equipment leased in property and equipment. See Note 23 for disclosure of the obligation.

b)	Changes in property and equipment by class

	R$ thousands
	Buildings	Land	Installations, property and equipment for use	Security and communications systems	Data processing systems	Transportation systems	Total (1)
Balance on December 31, 2023	3,610,211	912,088	3,074,492	126,350	3,305,062	89,806	11,118,009
Additions / (reductions)	(190,906)	(40,136)	7,551	23,881	1,750,744	175,330	1,726,464
Depreciation (2)	(559,586)	-	(374,968)	(30,293)	(1,621,935)	(35,499)	(2,622,281)
Impairment	-	-	(242)	(268)	(1,238)	-	(1,748)
Balance on December 31, 2024	2,859,719	871,952	2,706,833	119,670	3,432,633	229,637	10,220,444
Additions / (reductions)	641,496	(14,126)	1,269,771	33,436	(248,520)	4,043	1,686,100
Depreciation (2)	(627,235)	-	(1,029,489)	(28,253)	(774,159)	(40,519)	(2,499,655)
Impairment	-	-	(363)	(5)	(1,030)	-	(1,398)
Balance on December 31, 2025	2,873,980	857,826	2,946,752	124,848	2,408,924	193,161	9,405,491
(1)	Includes right of use assets recognized; and
(2)	The difference of R$54,180 thousand (2024 - R$58,952 thousand) in relation to the amount presented in note 35 refers to expenses attributable to insurance contracts which are presented in the Statement of income in the caption "Insurance and pension income".